UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash and Cash Equivalents and Restricted Cash - USD ($) $ in Thousands	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement of Cash Flows [Abstract]
Cash and cash equivalents	$ 28,654	$ 38,037	$ 7,685
Restricted cash included in other long-term assets	$ 391	$ 384	$ 338
Restricted Cash and Cash Equivalents, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Cash and cash equivalents and restricted cash shown in the statement of cash flows	$ 29,045	$ 38,421	$ 8,023